Indebtedness - Summary of Interest and Future Maturities (Details) (Allied Integral United Inc) - USD ($)	Apr. 03, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total obligations	$ 468,000
Allied Integral United Inc [Member]
2021		$ 6,888,078
2022		748,956	5,730,974
2023		985,122	824,085
2024		408,209	1,154,513
2025		331,004	289,929
Thereafter		6,045,328
Total obligations		15,406,696	15,663,406
Allied Integral United Inc [Member] | Continuing Operations [Member]
2021		5,129,855
2022		564,590	4,107,599
2023		485,937	167,286
2024		193,449	480,505
2025		99,485	194,329
Thereafter		2,314,231
Total obligations		8,787,547	9,207,830
Allied Integral United Inc [Member] | Discontinued Operations [Member]
2021		1,758,223
2022		184,366	1,623,375
2023		499,185	656,800
2024		214,760	674,008
2025		231,519	95,600
Thereafter		3,731,097
Total obligations		$ 6,619,149	$ 6,455,576